PUBLIC SERVICE ELETRIC POWER CONCESSIONS	12 Months Ended
Dec. 31, 2017
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
PUBLIC SERVICE ELETRIC POWER CONCESSIONS

NOTE 2 - PUBLIC SERVICE ELETRIC POWER CONCESSIONS

Eletrobras, through its subsidiaries, possesses 48,120* GW of installed capacity, 71,684* km of transmission lines, and six energy distribution companies that serve nearly 4.4* million consumers.

The Company through its subsidiaries, holds various electricity public utility concessions, the details, installed capacity, and terms of which are listed below:

(*) Information not audited by the independent auditors.

I — O&M Concessions — extended - Law 12,783/13

•	Electric Power Generation

Concessions/Permissions	Location	Installed capacity (MW)*	Due date

HPP Paulo Afonso I	BA	180	12/31/2042
HPP Paulo Afonso II	BA	443	12/31/2042
HPP Paulo Afonso III	BA	794	12/31/2042
HPP Paulo Afonso IV	BA	2,462	12/31/2042
HPP Apolônio Sales	BA	400	12/31/2042
HPP Luiz Gonzaga (Itaparica)	BA	1,480	12/31/2042
HPP Xingó	SE	3,162	12/31/2042
HPP Furnas	MG	1,216	07/07/2045
HPP Luiz Carlos Barreto de Carvalho	SP / MG	1,050	07/07/2045
HPP Marimbondo	SP / MG	1,440	03/07/2047
HPP Porto Colômbia	SP / MG	320	03/16/2047
HPP Funil	MG	216	07/07/2045
HPP Corumbá I	GO	375	12/31/2044
HPP Serra da Mesa	GO	1,275	11/12/2039
HPP Funil	BA	30	12/31/2042
HPP Pedra	BA	20	12/31/2042
HPP Boa Esperança	PI	237	12/31/2042
HPP Coaracy Nunes	AP	78	12/31/2042

* Information not audited by the independent auditors.

•	Electric Power Transmission

	Concessions of O&M - TRANSMISSION
Name	Contract	Holder	Term (years)	Due date

Sistema de Transmissão Nordeste - STN	057/2001	Eletrosul	30	12/31/2042
	058/2001	Eletronorte	30	12/31/2042
	061/2001	Chesf	30	12/31/2042
	062/2001	Furnas	30	12/31/2042

(*) Information not audited by the independent auditors.

II - Main Exploitation Concessions

•	Electric Power Generation and Authorization

Concessions of Operation - GENERATION

Concessions/Permissions	Location	Installed capacity (MW)(*)	Due date
HPP Sobradinho	BA	1050	2022
TPP Camaçari (7)	BA	347	2027
HPP Belo Monte (12)	PA	11233	2045
HPP Tucuruí	PA	8535	2024
HPP Samuel	RO	217	2029
TPP Rio Madeira	RO	119	2018
TPP Santana	AP	178	2024
TPP Santarém	PA	19	2044
TPP Electron (7)	AM	121	2020
HPP Dardanelos	MT	261	2042
TPP Mauá	PR	178	2042
HPP Jirau (1)	RO	3750	2043
TPP Presidente Médici — Candiota I e II (2)	RS	446	2015
TPP Candiota III	RS	350	2041
TPP Tabatinga (13)	AM	316	2016
TPP Belem de Simões (13)	AM	316	2016
HPP Balbina	AM	250	2027
HPP Aparecida	AM	283	2020
TPP Mauá (5)	AM	260	2020
TPP Santa Cruz (6)	RJ	500	2015
HPP Mascarenhas de Moraes	MG	476	2023
HPP Itumbiara	MG / GO	2082	2020
HPP Manso	MT	210	2035
HPP Simplício/Anta	RJ / MG	334	2041
HPP Peixe Angical	TO	499	2036
HPP Baguari (11)	MG	140	2041
HPP Foz do Chapecó	Uruguai	855	2036
UTN Angra I	RJ	640	2024
UTN Angra II	RJ	1350	2041
UTN Angra III	RJ	1405	40 years
HPP Araras (7)	CE	4	2015
HPP Curemas	PB	4	2024
WPP São Pedro do Lago	BA	30	2046
WPP Pedra Branca	BA	30	2046
WPP Sete Gameleiras	BA	30	2046
WPP Caiçara I	RN	27	2047
WPP Junco I	RN	24	2047
WPP Junco II	RN	24	2047
WPP Caiçara II	RN		2047

Concessions of Operation - GENERATION

Concessions/Permissions	Location	Installed capacity (MW)(*)	Due date
WPP Casa Nova I	BA	180	2043
WPP Casa Nova II	BA	28	2049
WPP Casa Nova III	BA	24	2049
WPP Baraúnas I	BA	33	2049
WPP Morro Branco I	BA	33	2049
WPP Mussambê	BA	33	2049
WPP Santa Joana XI	PI	30	2049
WPP Santa Joana XVI	PI	29	2049
WPP Santa Joana X	PI	30	2049
WPP Santa Joana XIII	PI	30	2049
WPP Santa Joana XII	PI	29	2049
WPP Santa Joana XV	PI	29	2049
WPP Santa Joana IX	PI	30	2049
WPP Acauã Energia	BA	6	2049
WPP Arapapá Energia	BA	4	2049
WPP Angical 2	BA	10	2049
WPP Teiú 2	BA	8	2049
WPP Caititú 2	BA	10	2049
WPP Carcará	BA	10	2049
WPP Corrupião 3	BA	10	2049
WPP Caititú 3	BA	10	2049
WPP Papagaio	BA	10	2049
WPP Coqueirinho 2	BA	16	2049
WPP Santa Joana IV	PI	27	2049
WPP Serra das Vacas I	PE	24	2049
WPP Santa Joana V	PI	29	2049
WPP Serra das Vacas II	PE	22	2049
WPP Serra das Vacas III	PE	22	2049
WPP Serra das Vacas IV	PE	22	2049
WPP Santa Joana III	PI	30	2049
WPP Santa Joana I	PI	29	2049
WPP Santo Augusto IV	PI	29	2049
WPP Santa Joana VII	PI	29	2049
WPP Tamanduá Mirim 2	BA	16	2049
WPP Banda de Couro	BA	33	2049
WPP Baraúnas II	BA	26	2049
HPP Curuá-Una	PA	30	2028
TPP Rio Acre	AC	45	2025
TPP Rio Branco I	AC	19	2020
TPP Rio Branco II	AC	33	2020
TPP Senador Arnon Afonso Farias	RR	86	2024
TPP Serra do Navio	SE	23	2037
WPP Miassaba 3	RN	68	2045

Concessions of Operation - GENERATION

Concessions/Permissions	Location	Installed capacity (MW)(*)	Due date
WPP Rei dos Ventos 3	RN	60	2045
HPP Passo São João	RS	77	2041
HPP São Domingos	MS	48	2037
SHP Barra do Rio Chapéu	SC	16	2034
SHP João Borges	SC	19	2035
SHP Coxilha Rica (4)	SC	18	2042
SHP Santo Cristo (3)	SC	20	2042
WPP Capão do Inglês	RS	10	2049
WPP Coxilha Seca	RS	30	2049
WPP Galpões	RS	8	2049
WPP Chuí I	RS	24	2047
WPP Chuí II	RS	22	2047
WPP Chuí IV	RS	22	2047
WPP Chuí V	RS	30	2047
WPP Chuí VI	RS	22	2047
WPP Chuí VII	RS	24	2047
WPP Chuí IX	RS	18	2049
WPP Cerro Chato IV (10)	RS	10	2047
WPP Cerro Chato V (10)	RS	12	2047
WPP Cerro Chato VI (10)	RS	24	2047
WPP Cerro dos trindades (10)	RS	8	2047
WPP Ibirapuitã	RS	25	2047
WPP Verace 24	RS	20	2049
WPP Verace 25	RS	7	2049
WPP Verace 26	RS	14	2049
WPP Verace 27	RS	16	2049
WPP Verace 28	RS	13	2049
WPP Verace 29	RS	18	2049
WPP Verace 30	RS	18	2049
WPP Verace 31	RS	9	2049
WPP Verace 34	RS	14	2049
WPP Verace 35	RS	13	2049
WPP Verace 36	RS	22	2049
WPP Geribatu I	RS	20	2047
WPP Geribatu II	RS	20	2047
WPP Geribatu III	RS	26	2047
WPP Geribatu IV	RS	30	2047
WPP Geribatu V	RS	30	2047
WPP Geribatu VI	RS	18	2047
WPP Geribatu VII	RS	30	2047
WPP Geribatu VIII	RS	26	2047
WPP Geribatu IX	RS	30	2047
WPP Geribatu X	RS	28	2047

Concessions of Operation - GENERATION

Concessions/Permissions	Location	Installed capacity (MW)(*)	Due date
Megawatt Solar	SC	1	—
WPP Cerro Chato I	RS	30	2045
WPP Cerro Chato II	RS	30	2045
WPP Cerro Chato III	RS	30	2045
TPP São Jerônimo (7)	RS	20	2015
TPP NUTEPA (7)	RS	24	2015
TPP Cidade Nova (7)	AM	30	2015
TPP Iranduba	AM	50	2020
TPP Distrito (7)	AM	125	2015
TPP São José	AM	50	2017
TPP Flores	AM	95	2017
TPP Roberto Silveira	RJ	30	2027
HPP Batalha	MG / GO	53	2041
HPP Retiro Baixo	MG	82	2041
Três Irmãos	Tietê	808	2044
Serra do Facão	GO	213	2036
WPP Rei dos Ventos 1	RN	58	2045
WPP Famosa I	RN	23	2047
WPP Pau Brasil	CE	15	2047
WPP Rosada	RN	30	2048
WPP São Paulo	CE	18	2047
WPP Bom Jesus	CE	18	2049
WPP Cachoeira	CE	12	2049
WPP Pitimbu	CE	18	2049
WPP Jandaia	CE	29	2047
WPP Jandaia I	CE	19	2047
WPP São Caetano	CE	25	2049
WPP São Caetano I	CE	18	2049
WPP São Clemente	CE	19	2047
WPP São Galvão	CE	18	2049
WPP Carnaúba I	RN	22	2049
WPP Carnaúba II	RN	18	2049
WPP Carnaúba III	RN	16	2049
WPP Carnaúba V	RN	24	2049
WPP Cervantes I	RN	16	2049
WPP Cervantes II	RN	12	2049
WPP Punaú I	RN	24	2049
WPP Arara Azul	RN	28	2049
WPP Bentevi	RN	15	2049
WPP Ouro Verde I	RN	28	2049
WPP Ouro Verde II	RN	30	2049
WPP Ouro Verde III	RN	25	2049

Concessions of Operation - GENERATION

Concessions/Permissions	Location	Installed capacity (MW)(*)	Due date
WPP Santa Rosa	CE	20	2049
WPP Uirapuru	CE	28	2049
WPP Ventos de Angelim	CE	24	2049
WPP Serra do Mel I	RN	28	2049
WPP Serra do Mel II	RN	28	2049
WPP Serra do Mel III	RN	28	2049
WPP Itaguaçu da Bahia	BA	28	2049
WPP Ventos de Santa Luiza	BA	28	2049
WPP Ventos de Santa Madalena	BA	28	2049
WPP Ventos de Santa Marcella	BA	28	2049
WPP Ventos de Santa Vera	BA	28	2049
HPP Santo Antônio (11)	BA	28	2049
HPP Santo Antônio Mesa (8)	BA	3568	2043
WPP Ventos de Santo Antônio	BA	28	2049
WPP Ventos de São Bento	BA	28	2049
WPP Ventos de São Cirilo	BA	28	2049
WPP Ventos de São João	BA	28	2049
WPP Ventos de São Rafael	BA	28	2049
WPP São Januário	CE	19	2047
WPP Nsa Sra de Fátima	CE	29	2047
HPP Sinop	MT	408	2049
HPP São Manoel	PA	700	2049
WPP Brasventos WPPo	RN	58	2045
HPP Teles Pires (9)	MT	1820	2046
TPP Araguaia	MT	23	2019

(1) On November 22, 2016, the last Generating Units were released. On December 16, 2016, HPP Jirau was inaugurated with total installed capacity.

(2) The contracts for the sale of energy related to the Presidente Médici plant ended on December 31, 2016. CGTEE closed Phase B of the aforementioned plant as from 03/01/17. Phase A should be shut down in December 2017.

(3) In the phase of installation license, start of operation 22 months after the issuance of the Installation License

(4) Indefinite start of construction and operation due to unfavorable opinion of the National Historical and Artistic Heritage Institute

(5) Blocks 1 and 2 are deactivated

(6) Plant concession not yet extended.

(7) Plant is deactivated.

(8) As of 12/31/2016, there were 44 generators in commercial operation of a total of 50 plants.

(9) The implementation of the Teles Pires HPP was completed in August/2016 under the SPE regime, with commercial start-up of the last three generation units, with installed capacity totalling 1,819.80 MW (*).

(10) The suspension of operation of the wind plants is under judicial discussion, due to an accident occurred in 12/2014.

(11) Projects still under implementation

(12) Plant in partial operation

(13) Ministerial Order No. 25, dated February 11, 2016, of the Ministry of Mines and Energy, authorizing the lease to service the locations of the isolated systems served by Amazonas D.

* SPE/Consortium. The values expressed in the table refer to the total installed capacity of the projects, they do not represent the company’s share in such projects. Not audited by independent auditors Concession Agreement No. 067/2000, for the Presidente Médici (Phases A and B), São Jerônimo, and Nutepa UTEs of the subsidiary CGTEE, ended on July 7, 2015.

As established in the concession agreement and in the pertinent legislation, the subsidiary CGTEE formally presented, in due time, its interest in renewing the concession for those plants.

As of yet, the Concession Authority has not issued a final response to the statement of the subsidiary, and as such, until this process is completed, CGTEE continues to operate these plants on the current basis of the aforesaid concession. The Concession Authority has not made an estimate as to the time required to complete this process.

The decision on whether to renew the concession should be analyzed by the subsidiary CGTEE, after the position of the Concession Authority has been received.

III — Electric Power Transmission*

Concessions of Operation - TRANSMISSION

Contract	Name	%	Km	SE	Location	Term (years)	Due date
002/2006	INTESA - Integração Transmissora de Energia S.A.	12%	695	—	TO, GO	30	2036
004/2010	TDG - Transmissora Delmiro Gouveia S.A.	49%	156	—	MA /CE	30	2040
005/2004	STN - Sistema de Transmissão Nordeste	49%	546	—	PI, CE	30	2034
005/2007	LT Funil - Itapebi, C3	100%	223	—	BA	30	2037
005/2008	LT Jardim - Penedo - 230 kv , C1	100%	110	—	SE, AL	30	2038
005/2012	LT Jardim - Nossa Senhora do Socorro - 230 Kv; LT Messias - Maceió II - 230 kV; SE Nossa Senhora do Socorro 230/69 kV ; SE Maceió II,	100%	21	—	SE/AL/BA	30	2042
006/2004	SE Elev . Usina de Curemas; SE Elev . Usina Term. Camaçari; SE Elev . Usina de Sobradinho	100%	—	1	PB/BA	30	2027
006/2009	LT Pirapama II - Suape II - 230 kv , C1, C2; LT Suape III - Suape II - 230 kv , C1, C2; SE Suape II - 500/230 kV (600 MVA ); SE Suape III - 230/69 kV	100%	49	—	PE	30	2039
007/2005	LT Milagres - Tauá - 230 kv , C1; SE Tauá II - 230 kV	100%	208	1	CE	30	2035
007/2010	SE Camaçari IV - 500/230 kV	100%	—	1	BA	30	2040
008/2005	LT Milagres - Coremas - 230 kv , C2	100%	120	—	CE, PB	30	2035
008/2011	Extremoz Transmissora do Nordeste	100%	285	—	RN/PB	30	2041
009/2011	LT Morro do Chapéu II - Irecê - 230 kV; SE Morro do Chapéu II 230 kV	100%	64	1	BA	30	2041
010/2007	LT Ibicoara - Brumado - 230 kv , C1	100%	95	—	BA	30	2037
010/2008	Manaus Transmissora de Energia S.A .	20%	559	—	PA , AM	30	2038
010/2011	LT Paraíso - Lagoa Nova II - 230 kV ;; SE Lagoa Nova II 230 kV; SE Ibiapina II 230 kV	100%	65	2	RN/CE	30	2041
012/2007	LT Paraíso - Açu II - 230 kv , C2; LT Picos - Tauá II - 230 kv , C1	100%	316	—	PI, CE, RN	30	2037
013/2010	SE Arapiraca III - 230/69 kv	100%	—	1	AL	30	2040
014/2008	LT 230 kV Eunápolis - Teixeira de Freitas II, C1; SE Teixeira de Freitas II - 230/138 kv	100%	145	1	BA	30	2038
014/2010	SE Pólo 230/69 kV	100%	—	1	BA	30	2040
015/2009	Interligação Elétrica do Madeira S.A .	25%	2375	—	RO, SP	30	2039
015/2012	LT Camaçari IV - Pirajá - 230 kV; LT Pituaçu - Pirajá - 230 kV; SE Pirajá 230/69 KV	100%	50	1	BA	30	2042
017/2009	LT Paulo Afonso III - Zebu II - 230 kv , C1, C2; LT Pau Ferro - Santa Rita II - 230kV; SE Santa Rita II - 230/69kV ; SE Zebu - 230/69kV ; SE Natal III -	100%	108	3	PE, PB, AL, RN	30	2039
017/2011	LT Teresina II - Teresina III - 230 kV; SE Teresina III em 230/69 kV	100%	46	1	PI	30	2041
017/2012	SE Mirueira II 230/69 Kv; SE Jaboatão II 230/69 kV	100%	—	2	PE	30	2042
018/2009	LT Eunápolis - Teixeira de Freitas II - 230 kV , C2	100%	152	—	BA	30	2039
018/2011	LT Recife II - Suape II - 500 kV - C2	100%	44	—	PE	30	2041
018/2012	LT Mossoró II - Mossoró IV - 230 kV; LT Ceará-Mirim II - Touros II - 230 kV; LT Russas II - Banabuiu C2- 230 kV; SE Touros II, 230 kV ; SE Mossoró IV , 230 kV .	100%	210	2	RN	30	2042
019/2010	LT C. Mirim II - João Camara II - 230 kv , C1; LT Extremoz II - C. Mirim - 230 kv , C1; LT Paraíso - Açu II - 230 kV , C3; LT Paraíso - Açu II - 230 kV , C3; LT Açu II - Mossoró II — 230 kV , C2; SE Extremoz II - 230 kv; SE João Câmara - 230 kv	100%	299	2	RN	30	2040
019/2011	LT Camaçari IV - Sapeaçu - 500 kV; LT Sapeaçu - Sto. Antonio de Jesus - 230 kV	100%	136	—	RN	30	2041

Concessions of Operation - TRANSMISSION

Contract	Name	%	Km	SE	Location	Term (years)	Due date
225/2014	LT Casa Nova II - Sobradinho - C1	100%	67	—	BA	35	2049
019/2012	LT Igaporã II - Igaporã III - 230 KV , C1, C2; LT Igaporã III - Pindaí II - 230 kV; SE Igaporã III 500/230 KV ; SE Pindaí II 230 KV	100%	60	2	BA	30	2042
020/2010	LT Bom Jesus da Lapa II - Igaporã II - 230 kv; SE Igaporã - 230 kv	100%	115	1	BA	30	2040
021/2010	LT Sobral III - Acaraú II, — 230 kV; SE Acaraú II - 230 kv	100%	91	1	CE	30	2040
022/2011	Interligação Elétrica Garanhuns S.A	49%	666	—	AL/PE/PB	30	2041
061/2001	Several Projects	100%	18912	—	PE, CE, SE, BA , AL, PI, MA , PB, RN	30	2042
034/2001	Expansion of South-Southeast Interconnection	100%	664	—	PR/ SP	30	2031
001/2009	LT 230 kv - SE Ribeiro Gonçalves / SE Balsas	100%	—	—	PI / MA	30	2039
007/2008	LT 230 kv - SE São Luis II / São Luis III	100%	—	—	MA	30	2038
057/2001	Several Projects	100%	9457	—	—	30	2042
005/2009	SE Missões - 230/69 kV (150 MVA)	100%	150	1	—	30	2039
008/2014	SE 230/138 kV Ivinhema 2, 2 x 150 MVA	100%	300	7	—	30	2044
012/2010	LT Monte Claro - Garibaldi	100%	33	—	RS	30	2040
004/2008	LT P. Médici - Santa Cruz 1 230kV	100%	237	—	RS	30	2038
009/2010	LT 500 kv - LT Jorge Texeira / Lechuga, Circuito Duplo	100%	—	—	AM	30	2040
002/2009	LT 500 kv - LT Presidente Dutra-São Luis II /SE Miranda II	100%	—	—	MA	30	2039
010/2005	LT Campos Novos - Blumenau C2	100%	358	—	SC	30	2035
005/2006	LT Campos Novos - Pólo 525kV	100%	929	—	SC,RS	30	2036
004/2004	LT Salto Santiago - Ivaiporã - Cascavel Oeste	100%	372	—	PR	30	2034
003/2009	LT Bom Despacho 3 - Ouro Preto 2	100%	180	1	MG	30	2039
006/2005	LT Macaé - Campos 3	100%	90	—	RJ	30	2035
006/2010	LT Mascarenhas - Linhares; SE Linhares	100%	99	1	ES	30	2040
007/2006	LT Tijuco Preto - Itapeti - Nordeste	100%	100	—	SP	30	2036
004/2005	Centroeste Minas	49%	63	—	MG	30	2035
002/2010	Goiás Transmissão	49%	259	1	GO	30	2040
013/2009	IE Madeira	25%	2375	—	RO	30	2039
028/2009	Transenergia Goiás	99%	180	—	GO	30	2039
009/2009	Transenergia Renovável	49%	763	5	MS/GO	30	2039
024/2009	Transenergia São Paulo	49%	—	1	SP	30	2039
012/2005	Transirapé	25%	65	2	MG	30	2035
005/2005	Transudeste	25%	140	—	MG	30	2035
003/2011	Caldas Novas Transmissão S.A.	50%	—	1	GO	30	2041
010/2012	Luziana - Niquelândia Transmissora S.A	49%	—	2	GO	30	2042
007/2013	Paranaíba Transmissora	25%	967	—	BA/MG/GO	30	2043
004/2013	Triângulo Mineiro	49%	297	—	SP/MG	30	2043
014/2013	Vale do S. Bartolomeu	39%	95	1	DF	30	2043

Concessions of Operation - TRANSMISSION

Contract	Name	%	Km	SE	Location	Term (years)	Due date
001/2014	Mata de Sta. Genebra Transmissora	50%	847	3	SP/PR	30	2044
003/2014	Lago Azul	50%	69	—	GO	30	2044
014/2014	Belo Monte	25%	2093	4	PA/TO/ GO/MG	30	2044
014/2011	LT Xavantes-Pirineus	100%	90	—	GO	30	2041
011/2010	SE Ijuí 2 SE Nova Petrópolis 2 SE Lajeado Grande SE Caxias 6	100%	729	1	RS	30	2040
002/2011	SE Foz do Chapecó	100%	231	1	SC	30	2041
016/2012	SE Zona Oeste	100%	0	1	RJ	30	2012
082/2002	SPE Etau	27%	188	—	SC/RS	30	2032
002/2005	SPE Uirapuru	75%	120	—	PR	30	2035
016/2009	SPE Norte Brasil	49%	2375	—	RO/SP	30	2039
001/2012	Costa Oeste Transmissora de Energia	49%	152	—	PR	30	2042
008/2012	Marumbi Transmissora de Energia S.A.	20%	29	—	PR	30	2042
007/2014	Fronteira Oeste	51%	273	—	—	30	2044
004/2012	TSBE - Transmissora Sul Brasileira de Energia S/A	80%	788	—	RS	30	2042
020/2012	TSBE - Transmissora Sul Litorânea de Energia S/A	51%	468	—	RS	30	2042
058/2001	Transmissão Rede Básica	100%	0	—	PA,MA,PI, TO,MT	30	2042
013/2011	SE Nobres 230/138 kv	100%	0	—	MG	30	2041
012/2011	SE Miramar 230/69 kv	100%	0	—	Amazonas e Roraima	30	2041
004/2011	SE Lucas do Rio Verde 230/138 kv	100%	0	—	Mato Grosso	30	2031
014/2012	LT Lechuga - Jorge Teixeira, C3, 230 kv, 3x150 MVA	100%	0	—	Amazonas	30	2043
015/2009	Rectifying Station No. 01 CA/CC, 800/+-600 kv 310 MW Inverting Station No. 01 CC/CA +-600/500 kv -2950 MW	100%	0	—	RO/SP	30	2039
009/2014	LT 230 kv Rio Branco 1 - Feijó/ LT 230kv Feijó - Cruzeiro do Sul	100%	0	—	AC	30	2034
008/2004	Amazônia Eletronorte Transmissora de Energia	49%	193	—	MT	30	2034
003/2008	Brasnorte Transmissora de Energia S.A	50%	402	—	MT	30	2038
002/2006	Integração Transmissora de Energia	37%	695	—	TO/GO	30	2036
023/2009	Transmissora Matogrossense de Energia S.A	49%	348	—	MT	30	2039
010/2008	LT Oriximiná - Silves - Lechunga (AM), em 500 Kv; SE Silves (ex-Itacoatiara) 500/138 kV	20%	559	—	PA/AM	30	2038
022/2009	Norte Brasil Transmissora de Energia	—	2375	—	RO	30	2039
021/2009	Linha Verde Transmissora de Energia S.A.	100%	987	—	RO/MT	30	2039
014/2014	Rio Branco Transmissora de Energia	25%	2093	—	PA/TO/ GO/MG	30	2044
003/2012	Transnorte Energia S.A	49%	715	—	AM/RR	30	2032
554/2010	Brazil-Uruguay Interconnection	100%	63	—	—	30	2040
023/2014	1 Frequency Converter and Transmission Lines of 132 kv	100%	13	—	—	30	2044
002/2015	Paraíso - Paraíso Transmissora de Energia S.A	100%	283	—	PR	30	2045
001/2015	LT Gravataí - subterrânea LT Porto Alegre	100%	1802	—	RS	30	2045
062/2001	Several Projects	100%	19063	62	RJ/SP/PR/ MG/GO/TO/ DF/ES/MT	30	2043
008/2010	MGE Transmissão	49%	258	1	MG/ES	30	2040
Energia Olímpica	Energia Olímpica	50%	95	1	Especial Regime		Especial Regime
010/2008	Manaus Transmissora de Energia S.A.	30%	586	—	AM	30	2038
009/2004	Transleste	24%	138	—	MG	30	2034

(*) Information not audited by the independent auditors.

•	IV — Eletric Power Distribution

On December 28 of 2017, the 169th General Extraordinary Shareholders Meeting approved to extend the deadline for signing the contract for control transfer, held by Eletrobras, provided that it occurs by July 31, 2018, under penalty of conservation of the decision of the 165th General Extraordinary Shareholders Meeting, which establishes the termination of the temporary distribution services, as well as the liquidation of the mentioned distribution companies, which must occur in case ANEEL and/or the Conceding Power do not guarantee the right to deliver distribution services temporarily, until the effective transfer of control, upon adequate remuneration.

The Company´s shareholders have assessed the privatization model proposed by the Resolutions mentioned above, according to their financial and budgetary conditions and, on February 8, 2018, during the 170th General Extraordinary Shareholders Meeting, approved the following topics:

•

Sale of all the shares of Eletroacre, except one ordinary share, during a privatization auction for the price of R$ 50 (fifty thousand Reais), associated with the grant of a new concession by the Concession Authority, including Eletroacre´s debt assumption and/or debt conversion into capital increase, by Eletrobras, in the amount of up to R$ 113,779 (a hundred thirteen million, seven hundred seventy-nine thousand Reais), no later than July 31, 2018, as per the 169th AGE.

•

Assumption, by Eletrobras, of the rights of Eletroacre, referring to the Fuel Consumption Account — CCC, and the Energy Development Account — CDE, recognized in the distributor´s Financial Statements on the base date of the studies, considering the adjustments until June 30, 2017, in the amount of up to R$ 296,167 (two hundred, ninety-six million, one hundred, sixty-seven thousand Reais). In return, Eletrobras must assume the obligations in equivalent amounts, as per Resolution of the Investment Partnership Board — CPPI no. 20, with modifications set forth in Resolutions no. 28 and 29.

•

Sale of all the shares of Ceron, except one ordinary share, during a privatization auction for the price of R$ 50 (fifty thousand Reais), associated with the grant of a new concession by the Concession Authority, including Ceron´s debt assumption and/or debt conversion into capital increase, by Eletrobras, in the amount of up to R$ 1,872,522 (one billion, eight hundred seventy-two million, five hundred twenty-two thousand Reais), no later than July 31, 2018, as per the 169th AGE.

•

Assumption, by Eletrobras, of the rights of Ceron, referring to the Fuel Consumption Account — CCC, and the Energy Development Account — CDE, recognized in the distributor´s Financial Statements on the base date of the studies, considering the adjustments until June 30, 2017, in the amount of up to R$ 3,847,293 (three billion, eight hundred forty-seven million, two hundred ninety-three thousand Reais). In return, Eletrobras must assume the obligations in equivalent amounts, as per Resolution of the Investment Partnership Board — CPPI no. 20, with modifications set forth in Resolutions no. 28 and 29.

•

Sale of all the shares of Boa Vista Energia, except one ordinary share, during a privatization auction for the price of R$ 50 (fifty thousand Reais), associated with the grant of a new concession by the Concession Authority, including Ceron´s debt assumption and/or debt conversion into capital increase, by Eletrobras, in the amount of up to R$ 342,120 (three hundred forty-two million, one hundred twenty thousand Reais), no later than July 31, 2018, as per the 169th AGE.

•

Assumption, by Eletrobras of the rights of Boa Vista Energia, referring to the Fuel Consumption Account — CCC, and the Energy Development Account — CDE, recognized in the distributor´s Financial Statements on the base date of the studies, considering the adjustments until June 30, 2017, in the amount of up to R$ 278,360 (two hundred seventy-eight million, three hundred sixty thousand Reais). In return, Eletrobras must assume the obligations in equivalent amounts, as per Resolution of the Investment Partnership Board — CPPI no. 20, with modifications set forth in Resolutions no. 28 and 29.

•

Sale of all the shares of Amazonas Energia, except one ordinary share, during a privatization auction for the price of R$ 50 (fifty thousand Reais), associated with the grant of a new concession by the Concession Authority, including Amazonas Energia´s debt assumption and/or debt conversion into capital increase, by Eletrobras, in the amount of up to R$ 8,911,866 (eight billion, nice hundred eleven million, eight hundred sixty-six thousand Reais), no later than July 31, 2018, as per the 169th AGE. Amazonas Energia must meet the conditions to perform the total deverticalization of Amazonas Geração e Transmissão S.A — Amazonas GT, no later than April 30, 2018, and that the mentioned company transfer all the shares issued by Amazonas GT to Eletrobras and/or thirty parties, aiming at the partial settlement of its debts, whose amount will be deducted from the adjustment amount mentioned above.

•

Assumption, by Eletrobras of the rights of Amazonas Energia, referring to the Fuel Consumption Account — CCC, and the Energy Development Account — CDE, recognized in the distributor´s Financial Statements on the base date of the studies, considering the adjustments until June 30, 2017, in the amount of up to R$ 4,055,549 (four billion, fifty-five million, five hundred forty-nine thousand Reais). In return, Eletrobras must assume the obligations in equivalent amounts, as per Resolution of the Investment Partnership Board — CPPI no. 20, with modifications set forth in Resolutions no. 28 and 29.

•

Sale of all the shares of Cepisa, except one ordinary share, during a privatization auction for the price of R$ 50 (fifty thousand Reais), associated with the grant of a new concession by the Concession Authority, including Cepisa´s debt assumption and/or debt conversion into capital increase, by Eletrobras, in the amount of up to fifty thousand Reais, no later than July 31, 2018, as per the 169th AGE.

•

Sale of all the shares of Ceal, except one ordinary share, during a privatization auction for the price of R$ 50 (fifty thousand Reais), associated with the grant of a new concession by the Concession Authority, including Ceal´s debt assumption and/or debt conversion into capital increase, by Eletrobras, in the amount of up to fifty thousand Reais, no later than July 31, 2018, as per the 169th AGE, provided that there is an agreement of the judicial homologation concerning the payment of differences in salaries resulting from the Bresser Plan.

•

Winding-up and liquidation of the respective distribution company(ies) whose transfer of majoritary control was approved above, if the conditions set to Amazonas Energia or Ceal are not met, or if the deadline established during the 169th General Extraordinary Shareholders Meeting (July 31, 2018) to sign the transfer agreement of the shareholding control held by Eletrobras in the Distribution Companies is not met.

•

Free transfer of right of preference, by Eletrobras, to subscribe for new shares to be issued by the distibution companies whose transfer of majoritary control are approved under the terms mentioned above, within the scope of capital increase made by the new controlling party (or parties), winner(s) of the Privatization Auctions, in favor of the employees and retired employees of the respective distribution companies;

•

Delegation of powers to the Eletrobras Administrative Board to decide on the exercise of option by Eletrobras to increase its participation, up to 30%, in the social capital of the distribution companies whose transfer of majoritary control are approved under the terms mentions above, in the period no later than 6 months, counted from the date of signature of the respective contract for transfer of majoritary control. The capital contribution from Eletrobras to exercise the option to increase its participation up to 30% on each distribution company, if it occurs, must observe the following amounts, which will be monetarily updated by the indexes of the respective associated debts until the effective date of the potential contribution:

Distributors	Contribution of Eletrobras (30%)
Amazonas Energia	210,587
Boa Vista Energia	75,428
Ceal	233,902
Cepisa	308,964
Ceron	103,329
Eletroacre	102,345

Total	1,034,555

(In thousands of Reais)

On February 27, 2018, ANEEL issued Authorization Resolution 6,883/18, which amended the date of the deverticalization of Amazonas Energia to April 30, 2018

Here is a summary of the impacts described above to make it easy to visualize the effects:

	ELETROACRE	CERON	Boavista Energia	Amazonas Energia	CEPISA	CEAL
Negative net equity	(407,731)	(1,599,224)	(710,094)	(10,103,344)	(1,270,323)	(695,833)
Sales value	50	50	50	50	50	50
Conversion of debt into capital increase by Eletrobras, upon privatization, up to	113,780	1,872,522	342,120	(*)8,911,866	50	50
Assumption of CCC/CDE credits by Eletrobras, upon privatization, up to	296,167	3,847,293	278,360	4,055,549	—	—

(*) This value will have a reduction in the amount related to the payment of the shares of Amazonas GT that Amazonas Distribuidora will hold with Eletrobras

(In thousands of Reais)

In light of this, the Eletrobras Distribution Companies proceeded in divesting their financial assets in the corresponding proportion, until July 31, 2018, which is the deadline authorized by 170th AGE to remain responsible for the operation and maintenance of the public utilities of the distribution companies.

The amounts of the right to seek compensation of CCC referring to the distribution companies that are part of the isolated energy system are highlighted in the chart below:

	12/31/2017
	Eletroacre	Amazonas D	Ceron	Boa Vista

Additions in the Period	955,620	30,233,292	6,481,223	1,084,385
Refund on Fuel - Res. 347/09	—	(304,690)		(389,122)
CCC PIS/COFINS Refund - ISOL - Law No. 12,111/09 and Law No. 13,299/16	121,817	784,692	16,110	98,372
Value received from CCC - ISOL	(855,763)	(23,946,647)	(3,893,964)	(575,741)
Monetary correction	39,332	1,986,043	1,609,805	173,848
ICMS Recovered	39,701	(618,558)	—	—
Provision of CCC receivable (ADA)	(13,816)	(1,462,152)	(264,347)	(102,492)
Gas billing review - gas transportation parcel	—	(2,988,797)	—	—
Difference in oil price - Resol ANEEL 427/2011	—	(100,081)	—	—

	286,891	3,583,102	3,948,837	289,250

In view of the foregoing, Eletrobras considered the IFRS 5 - Non-Current Assets Held for Sale, and concluded that, as of December 31, 2017, the distribution companies Companhia Energética do Piauí, Companhia de Eletricidade do Acre, Boa Vista Energia S.A and Centrais Elétricas de Rondônia S.A reached the classification criteria as “held for sale”, further details in note 42.1.

For distribution companies Companhia Energética de Alagoas and Amazonas Distribuidora de Energia S.A, Eletrobras assessed that the criteria defined above, which deal, respectively: (i) with the conclusion of judicial homologation of an Union agreement regarding the payment of salary differences arising from the Bresser Plan and, (ii) the complete deverticalization of Amazonas Geração e Transmissão S.A - Amazonas GT and the transfer of its shares to Eletrobras have not been met at the balance sheet date and therefore, none of such distribution companies have been  classified as “held for sale”.

Companhia Energética de Alagoas reached the criterion mentioned above after the date of these financial statements and before the authorization for issuance of these financial, further details in note 48.8.

New Structure of the Share Transfer Operation

Amazonas Distribuidora and Amazonas GT filed at ANEEL an alternative proposal for the transfer of shares of Amazonas GT to Eletrobras. The proposed model for corporate restructuring had as its guidelines the terms of CPPI Resolutions 20 and 28/2017.

On February 27, 2018, according to ANEEL Authoritative Resolution No. 6,883, it was decided to transfer the majoritary control of Amazonas GT from Amazonas Distribuidora to Eletrobras through Transfer in Lieu of Payment as the most advantageous proposal considering its ease of implementation, adequacy to the model proposed by Resolutions CPPI 20 and 28/2017 and the solidity in the technical arguments to support the option for the model. It is important to point out that the Transfer in Lieu of Payment transaction is neutral under the accounting perspective for the companies involved, since the transactions are carried out between companies belonging to the same economic group, not resulting in accounting gain or loss in the transaction.

In this sense, Authoritative Resolution No. 4,244, of 2013 was modified in order to provide, among other possibilities, the possibility of transferring the shares of Amazonas GT, held by Amazonas Distribuidora, in lieu of payment to Eletrobras, replacing the model of issuance of debentures convertible into shares, pursuant to the current version of the resolution.

•	Electric Power Generation Assets

On December 11, 2014, the subsidiary Chesf submitted documentation to ANEEL attesting to the investments associated with reversible goods, not yet amortized or depreciated, from the Xingó, Paulo Afonso I, II, III, and IV, Apolônio Sales (Moxotó), Luiz Gonzaga (Itaparica), Boa Esperança, Pedra, and Funil hydroelectric plants, with total installed capacity of 9,208.5 MW*, whose concessions were extended as per Law 12,783/2013, in order to request supplemental generation remuneration. The documentation submitted claims a base value of R$ 4,802,300 for such supplemental remuneration, while the residual book value of the assets themselves, on December 11, 2014, was R$ 487,822.

On October 2, 2015, the subsidiary Furnas submitted supporting documents for the investments related to the still non-amortized or non-depreciated reversible assets from the Corumbá, Funil, Furnas, Luiz Carlos de Barreto de Carvalho, Maribondo and Porto Colombia hydroelectric power plants, with an installed capacity of 4,617 MW, whose concessions were renewed by means of Law 12,783/2013, for the application process for additional generation compensation. The document presented an amount of R$ 1,311,900 as the base value for additional compensation, whereas the book value of these assets, on that same date, October 2, 2015, was R$995,718.

The remuneration related to certain assets of the concessions extended in the following amounts remains without definition as to the updating and without ratification by the Concession Authority, which is why they are presented based on historical cost:

	12/31/2017
Description	Chesf	Furnas	CGTEE	Total
Generation
Upgrades and improvements	487,822	995,718	—	1,483,540
Thermal generation	—	454,064	356,937	811,001

	487,822	1,449,782	356,937	2,294,541

	12/31/2016
Description	Chesf	Furnas	CGTEE	Total
Generation
Upgrades and improvements	487,822	995,718	—	1,483,540
Thermal generation	—	704,792	356,937	1,061,729

	487,822	1,700,510	356,937	2,545,269

•	Energy Transmission Assets

Pursuant to Regulatory Resolution 589 of December 10, 2013, the subsidiaries below submitted to ANEEL their appraisals of the electricity transmission assets existing on May 31, 2000 (“Appraisal Report”) for the purposes of remuneration of the installations of the Existing System Base Network (RBSE) established in Article 15, Paragraph 2 of Law 12,783/13.

Assessment Report

Subsidiary	Date	R $

Eletrosul	07/14/2015	1,060,632
Chesf	03/06/2015	5,627,200
Furnas	05/21/2015	10,699,000
Eletronorte	09/03/2015	2,926,000

ANEEL submitted by means of Dispatches, approval of the remunerations for electricity transmission assets existing on May 31, 2000 for the subsidiaries Eletrosul, Chesf, Furnas, and Eletronorte, pursuant to the rules from Regulatory Resolution 589, on the base date of December 31, 2012, as follows:

ANEEL Approval

Subsidiary	Date	R $

Eletrosul	07/14/2015	1,007,043
Chesf	08/03/2016	5,092,384
Furnas	12/15/2105	8,999,520
Eletronorte	10/18/2016	2,579,312

On April 20, 2016, Ministry of Mines and Energy (MME) published Ordinance No. 120, which regulates the conditions for receipt of remuneration relating to electricity transmission assets existing on May 31, 2000, referred to as installations of the Existing System Base Network (RBSE) and other Transmission Installations (RPC), which have not been depreciated or amortized, pursuant to Paragraph 2 of Article 15 of Law 12,783/2013.

The Ordinance in question states that the amounts owed will comprise the regulatory remuneration base for the companies, that is, they will be passed on by way of energy tariffs for consumers, beginning with the 2017 tariff process. In addition to remunerating the assets, the Ordinance also establishes that the capital cost incurred by the companies can be included in the aforesaid amounts.

On October 14, 2016, ANEEL submitted Technical Note no. 336/2016 of October 6, 2016 in Public Hearing no. 068/2016, such Technical Note that establishes the procedures to be used to calculate the capital cost to be added to the Permitted Annual Revenue (RAP) of each transmission concessionaire covered by Law no. 12,783/2013, in accordance with MME Ordinance no. 120/2016.

Remuneration of these assets, according to Ordinance no. 120 and Technical Note no. 336/2016, will occur as follows:

(i)

at the capital cost corresponding to the assets, comprised of remuneration and depreciation plus taxes owed beginning with the 2017 tariff process; while remuneration will be given at the Weighted Average Capital Cost and depreciation will be paid based on the useful life of each asset included into the Regulatory Remuneration Base;

(ii)

the capital cost not incorporated from the extensions of the concessions through the tariff process will be updated and remunerated at the actual capital cost; beginning with the 2017 tariff process, the capital cost will be remunerated at Weighted Average Capital Cost for a period of eight years;

As of December 31, 2017, the estimated updated amounts of the expenditures relating to investments, expansions, and/or improvements to certain assets from the extended transmission concessions are as follows:

	12/31/2017
Transmission	Chesf	Eletronorte	Eletrosul	Furnas	Total
Basic network - RBSE - Historical balance	1,187,029	1,732,910	520,332	4,530,060	7,970,331
VNR update - IPCA and remuneration	10,656,553	4,294,043	1,867,332	16,705,452	33,523,380
Receipt of financial asset	(975,039)	(482,186)	(242,624)	(1,555,847)	(3,255,696)

Total value of the updated financial asset	10,868,543	5,544,767	2,145,040	19,679,665	38,238,015

Result Effect - 01/01/2017 to 12/31/2017

Operating income	1,278,835	698,370	271,205	2,674,417	4,922,827
Provision of IRPJ/CSLL	(434,804)	(237,446)	(92,210)	(909,302)	(1,673,762)

Net effect	844,031	460,924	178,995	1,765,115	3,249,065

The preceding accounts were calculated based on the assumptions established above, considering the interpretation with respect to MME Ordinance 120/2016 and Technical Note no. 336/2016.

As a result of the transfer of RBSE’s costs to consumers, the Brazilian Association of Large Industrial Energy Consumers and Free Consumers (Abrace) filed a lawsuit against ANEEL and the Federal Government, questioning the compensations to the transmission companies that renewed concessions in advance in 2013.

On April 10, 2017, an injunction was issued, without judgment of merit, in favor of ABRACE in the scope of the afore-mentioned lawsuit to the ABRACE litigation demanding that “ANEEL exclude the so-called” ‘remuneration’ portion of the Transmission System Use Rate - TUST, calculated on reversible assets, not yet amortized or depreciated, as set forth in art. 15, paragraph 2 of Law no. 12,783/2013, since only the update should be levied on the amount”.

Thus, in compliance with the preliminary decision, ANEEL recalculated a new RAP for the 2017-2018 tariff cycle, between July 1, 2017 and June 30, 2018. However, the exclusion of the portion subject to the injunction (remuneration exceeding inflation) was extended to all users of the transmission system and not only to the claimants, due to the impracticability alleged by ANEEL of segregating the tariff components and due to the irreversibility of the effects provoked, according to ANEEL Dispatch No. 1,779 of June 20, 2017.

In view of the foregoing and in compliance with the afore-mentioned injunction, based on the amounts approved by ANEEL, of the non-amortized reversible assets set forth in art. 15, paragraph 2 of Law No. 12,783 / 2013, in the criteria established by Normative Resolution No. 762, of 2017 and Dispatch No. 1,779, of 2017, the cost of capital described in MME Ordinance No. 120 of 2016 was calculated and which will begin to be part of the RAP of the transmission concessionaires covered by Law no. 12,783, of 2013, from the 2017-2018 cycle. These amounts are shown in ANEEL Technical Note no. 183/2017 of 22 June, 2017.

Based on the legal opinion from external lawyers, the Company understands that the decisions taken so far do not interfere with the right to receive the remuneration of the assets, established by Law 12,973/2013 and MME Ordinance No. 120/2016, which granted the right to receive such amounts. Thus, the Company understands that there is no objective evidence for the recognition of impairment in relation to these recognized assets.